Revenues from Contracts with Customers (Tables)	12 Months Ended
Nov. 30, 2019
Revenue from Contract with Customer [Abstract]
Disaggregation of Revenue
The following presents our revenues from contracts with customers disaggregated by major business activity and primary geographic regions (in thousands):

	Reportable Segments
	Investment Banking and Capital Markets	Asset Management	Merchant Banking	Corporate	Consolidation Adjustments	Total
Twelve Months Ended November 30, 2019
Major Business Activity:
Equities (1)	$662,804	$—	$—	$—	$(537)	$662,267
Fixed Income (1)	13,505	—	—	—	—	13,505
Investment Banking - Advisory	767,421	—	—	—	—	767,421
Investment Banking - Underwriting	761,308	—	—	—	(1,737)	759,571
Asset Management	—	23,188	—	—	—	23,188
Manufacturing revenues	—	—	324,659	—	—	324,659
Oil and gas revenues	—	—	173,626	—	—	173,626
Other revenues	—	—	65,891	—	—	65,891
Total revenues from contracts with customers	$2,205,038	$23,188	$564,176	$—	$(2,274)	$2,790,128

Primary Geographic Region:
Americas	$1,751,568	$16,334	$562,837	$—	$(581)	$2,330,158
Europe, Middle East and Africa	374,411	6,854	935	—	(1,693)	380,507
Asia	79,059	—	404	—	—	79,463
Total revenues from contracts with customers	$2,205,038	$23,188	$564,176	$—	$(2,274)	$2,790,128

(1)	Revenues from contracts with customers associated with the equities and fixed income businesses primarily represent commissions and other fee revenue.

	Reportable Segments
	Investment Banking and Capital Markets	Asset Management	Merchant Banking	Corporate	Consolidation Adjustments	Total
Eleven Months Ended November 30, 2018
Major Business Activity:
Equities (1)	$649,631	$—	$—	$—	$(919)	$648,712
Fixed Income (1)	13,839	—	—	—	—	13,839
Investment Banking - Advisory	820,042	—	—	—	(5,283)	814,759
Investment Banking - Underwriting	1,090,161	—	—	—	(50)	1,090,111
Asset Management	—	28,144	—	—	—	28,144
Manufacturing revenues	—	—	357,427	—	—	357,427
Oil and gas revenues	—	—	136,109	—	—	136,109
Other revenues	—	—	30,541	—	—	30,541
Total revenues from contracts with customers	$2,573,673	$28,144	$524,077	$—	$(6,252)	$3,119,642

Primary Geographic Region:
Americas	$2,186,955	$27,801	$522,541	$—	$(6,252)	$2,731,045
Europe, Middle East and Africa	304,027	343	1,264	—	—	305,634
Asia	82,691	—	272	—	—	82,963
Total revenues from contracts with customers	$2,573,673	$28,144	$524,077	$—	$(6,252)	$3,119,642
(1)
Revenues from contracts with customers associated with the equities and fixed income businesses primarily represent commissions and other fee revenue.
The following table presents our total revenues separated for our revenues from contracts with customers and our other sources of revenues (in thousands):

	Twelve Months Ended November 30, 2019	Eleven Months Ended November 30, 2018
Revenues from contracts with customers:
Commissions and other fees (1)	$675,772	$662,546
Investment banking	1,526,992	1,904,870
Manufacturing revenues	324,659	357,427
Other	262,705	194,799
Total revenues from contracts with customers	2,790,128	3,119,642

Other sources of revenue:
Principal transactions	559,300	232,224
Interest income	1,603,940	1,294,325
Other	405,288	363,537
Total revenues from other sources	2,568,528	1,890,086

Total revenues	$5,358,656	$5,009,728

(1) As discussed in Note 2, during 2019, we have reclassified the presentation of certain other fees, primarily related to prime brokerage services offered to our clients. These fees were previously presented as Other revenues in the Consolidated Statements of Operations and are now presented within Commissions and other fees. There is no impact on Total revenues as a result of this change in presentation. Previously reported results are presented on a comparable basis.